Significant Shareholdings and Related Party Transactions	12 Months Ended
Jun. 30, 2019
Related Party [Abstract]
Significant Shareholdings and Related Party Transactions
Key Management Remuneration
The compensation of the members of our Board of Directors was:

	2019 £’000	2018 £’000	2017 £’000

Remuneration paid	£1,281	£1,204	£865
Company contribution to pension scheme	65	50	41
Share-based compensation	1,164	107	79
Total	£2,510	£1,361	£985

Emoluments of highest paid director:
Remuneration paid	£620	£589	£400
Company contributions to pension scheme	47	34	31
Share-based compensation	501	25	27
Total	£1,168	£648	£458

There were 2 directors who were members of a pension scheme during the year (2018: 2; 2017: 2).
The highest paid director exercised 654,195 options in the year (2018: nil; 2017: nil) and was granted 90,000 options under a long-term incentive plan (2018: nil; 2017: nil).
Significant Shareholdings and Related Party Transactions
Significant shareholdings
At 30 June 2019, the Group held 20% or more of the share capital of the following entities:

Subsidiary	Country of Incorporation	Class of Shares Held	Percentage of Shares Held	Principal Activity
Endava plc	UK	Ordinary	100%	Holding company
Endava (UK) Limited	UK	Ordinary	100%	Provision of IT services
Endava (Managed Services) Limited*	UK	Ordinary	100%	Provision of IT services
ICS Endava SRL	Moldova	Ordinary	100%	Provision of IT services
Endava Romania SRL	Romania	Ordinary	100%	Provision of IT services
Endava (US) LLC**	US	Ordinary	100%	Provision of IT services
Endava (Ireland) Limited	Ireland	Ordinary	100%	Provision of IT services
Endava GmbH	Germany	Ordinary	100%	Provision of IT services
Endava DOOEL Skopje	North Macedonia	Ordinary	100%	Provision of IT services
Endava Inc.	US	Ordinary	100%	Provision of IT services
Endava d.o.o. Beograd	Serbia	Ordinary	100%	Provision of IT Services
Endava Technology SRL	Romania	Ordinary	99%	Provision of IT Services
Endava Holding B.V.	The Netherlands	Ordinary	99.80%	Holding Company
Endava B.V.	The Netherlands	Ordinary	99.80%	Provision of IT services
Endava EOOD	Bulgaria	Ordinary	99.80%	Provision of IT services
Endava S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Endava ApS	Denmark	Ordinary	100%	Provision of IT Services
Endava LLC***	US	Ordinary	100%	Provision of IT Services
Endava Holdings Inc	US	Ordinary	100%	Holding Company
Endava Nearshore Ventures LLC	US	Ordinary	100%	Provision of IT Services
Endava Vnz S.C.A.	Venezuela	Ordinary	100%	Provision of IT Services
Endava Argentina SRL	Argentina	Ordinary	100%	Provision of IT Services
Endava Colombia S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Endava Uruguay SRL	Uruguay	Ordinary	100%	Provision of IT Services
Endava Limited Guernsey Employee Benefit Trust	UK	Ordinary	100%	Employee Benefit Trust
________________

*	Held by Endava (UK) Limited

**	Held by Endava (Managed Services) Limited

***	Held by Endava Inc.

Dormant Entities

Endava (Romania) Limited	UK	Ordinary	100%
Green Mango Software Services Ltd	UK	Ordinary	100%
Testing4Finance Ltd	UK	Ordinary	100%
Alpheus Limited	UK	Ordinary	100%

Related Party Transactions
At 30 June 2019, the executive officers and directors owned 13,452,077 £0.02 ordinary shares (2018: 14,952,285 £0.02 ordinary shares) and held awards over a further 389,607 £0.02 ordinary shares (2018: 1,206,220 £0.02 ordinary shares). Other than the transactions with executive officers and directors disclosed above, no other related party transactions have been identified.
Ultimate Parent
Endava plc is the ultimate parent entity of the Group and it is considered that there is no ultimate controlling party.